January 30, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

Re:       AXP Tax-Exempt Series, Inc.
              RiverSource Intermediate Tax-Exempt Fund
              RiverSource Tax-Exempt Bond Fund
          Post-Effective Amendment No. 55
          File No. 2-57328/811-2686

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 55 (Amendment). This Amendment was filed electronically on Jan. 26, 2006.

If you have any questions or concerns regarding this filing, please contact Mary Lou Lutz at (612) 678-1762 or me at (612) 671-4321.





Sincerely,

/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.